REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Disaggregation of Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 60,836	€ 90,246	€ 95,058
Revenue recognized at a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	51,232	81,761	89,316
Revenue recognized over time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	9,603	8,485	5,742
Technical equipement and processes
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	47,443	77,554	73,151
Spare Parts
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	8,976	9,722	14,302
Service
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	3,971	1,781	1,978
Other
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 446	€ 1,189	€ 5,627